Investments in associates and joint ventures (Details 5) - Principal Jointly Controlled Entities Banco Rci Brasil [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	R$ 13,984,420	R$ 12,276,584
Liabilities	(12,767,790)	(10,782,915)
Cash and Cash Equivalents	350,232	336,955
Depreciation and amortization	(2,080)	(1,937)
Income	680,804	772,324
Interest income	2,164,109	1,891,374
Interest expenses	(1,483,305)	(1,119,050)
Income / (Expense) from Income Tax	(260,142)	(139,420)
Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	(5,161,615)	(4,698,162)
Non-Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	R$ (7,606,175)	R$ (6,084,753)